STOCK-BASED COMPENSATION - Stock-Based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 760	$ 456	$ 4,542	$ 1,531
Remaining unrecognized stock-based compensation expense	$ 3,500		$ 8,000
Weighted average period for recognition of stock-based compensation expense	2 years 2 months 12 days		3 years 2 months 12 days
Sales and marketing
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 84	63	$ 396	364
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	155	167	1,211	901
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation expense	$ 521	$ 226	$ 2,935	$ 266